Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 30, 2024	Feb. 27, 2024	Sep. 30, 2023	Feb. 28, 2023	Mar. 02, 2021
Common Stock Subject to Possible Redemption [Abstract]
Convertible preferred stock, shares outstanding							4,939,946
Carrying Value	$ 86,783,000		$ 91,469,000		$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000	$ 86,783,000		$ 91,469,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Common Stock Subject to Possible Redemption [Abstract]
Offering costs allocated to Class A ordinary shares subject to possible redemption													$ (8,800,000)
Temporary Equity, Accretion to Redemption Value								8,147,540
Waiver of deferred underwriting commissions								2,616,250
Redemption of Class A ordinary shares		$ (4,358,804)			(4,358,804)	$ (115,071,882)	(115,071,882)	0
Adjustment for accretion of Class A ordinary shares subject to possible redemption	819,027	902,751	$ 600,365	$ 1,548,845			4,018,937	(587,356)
Carrying Value	$ 37,838,923	$ 37,019,896			$ 37,838,923		$ 40,475,949	$ 151,528,894		$ 4,358,804
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Common Stock Subject to Possible Redemption [Abstract]
Convertible preferred stock, shares outstanding	3,300,016				3,300,016		3,690,831	14,950,000
Carrying Value										$ 4,358,804		$ 115,071,882
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds								$ 149,500,000
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Common Stock Subject to Possible Redemption [Abstract]
Offering costs allocated to Class A ordinary shares subject to possible redemption								$ (8,734,896)